Income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense calculated by multiplying net income before tax with the tax rate [Abstract]
Profit before income taxes	₩ 3,796,257	₩ 3,170,472	₩ 3,140,577
Income taxes at statutory tax rates	917,476	765,395	758,345
Non-taxable income	(10,614)	(30,839)	(16,421)
Non-deductible expense	12,772	18,786	7,862
Tax credit	(195)	(401)	(557)
Recognition of deferred tax assets related to expired unused tax losses (Note 42 (c))	0	(357,307)	0
Changes in deferred tax due to change in tax rate	(72,985)	0	0
Other	24,944	(13,709)	(42,869)
Refund due to adjustments of prior year tax returns	(23,265)	(36,372)	(11,741)
Income tax expenses	₩ 848,133	₩ 345,553	₩ 694,619
Effective tax rate	22.34%	10.90%	22.12%